Collaboration Arrangement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement Disclosure [Line Items]
Collaboration revenue		$ 962,000
Collaborative Arrangement [Member] | Thirty Months After Achievement of Milestone Two [Member]
Collaborative Arrangement Disclosure [Line Items]
Collaborative arrangement minimum royalty payment receivable	$ 100,000
Collaborative Arrangement [Member] | After The Fifth Anniversary of Achievement of Milestone Two [Member]
Collaborative Arrangement Disclosure [Line Items]
Collaborative arrangement minimum royalty payment receivable	500,000
Collaborative Arrangement [Member] | After The Eighth Anniversary Of Achievement Of Milestone Two [Member]
Collaborative Arrangement Disclosure [Line Items]
Collaborative arrangement minimum royalty payment receivable	1,000,000
Collaborative Arrangement [Member] | Ingredion [Member]
Collaborative Arrangement Disclosure [Line Items]
Collaboration revenue	0	$ 1,000,000
Collaborative arrangement aggregate milestone receivable	12,000
Collaborative arrangement milestone payments receivable included in transaction price	$ 0